Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member] [1]	Retained earnings [Member]	Total
Balance at Dec. 31, 2022		$ 22		$ 66,556	$ (34,896)	$ 147,613	$ 179,295
Balance, shares at Dec. 31, 2022	[2]	6,738,706
Supplemental Statement of Stockholders' Equity [Abstract]
Exercise of options and RSUs	[3]	$ 0		762	0	0	762
Exercise of options and RSUs, shares	[2],[3]	69,241
Purchase of treasury shares		$ 0		0	(9,320)	0	(9,320)
Purchase of treasury shares, shares	[2]	(419,657)
Reissuance of treasury shares under share-based compensation plan		$ 0	[4]	0	585	0	585
Reissuance of treasury shares under share-based compensation plan, shares	[2]	17,233
Share-based compensation		$ 0		3,353	0	0	3,353
Net income (loss)		0		0	0	(26,413)	(26,413)
Balance at Dec. 31, 2023		$ 22		70,671	(43,631)	121,200	148,262
Balance, shares at Dec. 31, 2023	[2]	6,405,523
Supplemental Statement of Stockholders' Equity [Abstract]
Exercise of RSUs	[3]	$ 0	[4]	0	0	0	0
Exercise of RSUs, shares	[2],[3]	8,000
Purchase of treasury shares		$ 0		0	(9,881)	0	(9,881)
Purchase of treasury shares, shares	[2]	(647,237)
Share-based compensation		$ 0		3,166	0	0	3,166
Net income (loss)		0		0	0	(13,708)	(13,708)
Balance at Dec. 31, 2024		$ 22		73,837	(53,512)	107,492	127,839
Balance, shares at Dec. 31, 2024	[2]	5,766,286
Supplemental Statement of Stockholders' Equity [Abstract]
Exercise of RSUs	[3]	$ 0	[4]	0	0	0	0
Exercise of RSUs, shares	[2],[3]	46,000
Purchase of treasury shares		$ 0		0	(1,659)	0	(1,659)
Purchase of treasury shares, shares	[2]	(106,144)
Share-based compensation		$ 0		2,788	0	0	2,788
Net income (loss)		0		0	0	(11,479)	(11,479)
Balance at Dec. 31, 2025		$ 22		$ 76,625	$ (55,171)	$ 96,013	$ 117,489
Balance, shares at Dec. 31, 2025	[2]	5,706,142

[1]	Company shares held by the Company - presented as a reduction of equity at their cost to the Company.
[2]	Net of shares held by Silicom Inc. and Silicom Ltd.
[3]	Restricted share units (hereinafter - "RSUs").
[4]	Less than 1 thousand.